RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Hierarchy
Derivative Instrument Assets	$ 197	$ 798
Derivative Instrument Liabilities	(196)	(964)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	1	(166)
Recurring basis | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets	118	768
Derivative Instrument Liabilities	(125)	(654)
Recurring basis | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	76	18
Derivative Instrument Liabilities	(5)	(295)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	3	12
Derivative Instrument Liabilities	(66)	(15)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	4	26
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets	81	581
Derivative Instrument Liabilities	(77)	(555)
Recurring basis | Quoted Prices in Active Markets (Level I) | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	4	(188)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets	37	187
Derivative Instrument Liabilities	(41)	(95)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	76	18
Derivative Instrument Liabilities	(5)	(295)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	3	12
Derivative Instrument Liabilities	(66)	(15)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(7)	(4)
Recurring basis | Significant Unobservable Inputs (Level III) | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	(7)	(4)
Recurring basis | Significant Unobservable Inputs (Level III) | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	$ 0	$ 0